Investment Strategy - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA), considers a company to be engaged in "sustainable business practices" if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption). The fund considers U.S. companies to include U.S. traded companies or companies domiciled, or having their principal activities, in the United States.

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and are considered to be in line with NIM's sustainable investment process. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors. As of May 31, 2026, more than 20% of the fund's portfolio was invested in securities in the information technology sector.

NIM seeks attractively-priced companies (determined using both qualitative and quantitative fundamental analysis as described under "Fundamental Research and Analysis" below) that NIM believes are well-managed, have good products or services, have strategic direction, and have adopted, or are making progress towards, a sustainable business approach. These are companies that NIM believes should benefit from favorable long-term trends. When selecting stocks for the fund's portfolio, NIM uses an investment process that combines investment themes with fundamental research and analysis, with the consideration of ESG matters.

Investment Themes. Part of NIM's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, NIM's global industry analysts and responsible investment team consider the context provided by a series of global investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. NIM next conducts fundamental analysis of investment opportunities and uses cross comparisons of companies to identify securities that NIM believes will outperform. NIM investment professionals are responsible for idea generation and selection through investment analysis in a collaborative team environment. NIM's multi-dimensional research platform plays an integral part in the fundamental investment process, delivering insights that NIM believes are key to navigating the fast-changing market environment. In reviewing potential investments, NIM may assess, among other factors, a company's price-to-earnings ratio, positive earnings momentum, earnings per share growth expectations, and earnings stability. NIM also utilizes a variety of valuation techniques, which may include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis. In addition, NIM integrates the consideration of material ESG issues through, among other aspects of its investment process, NIM's ESG review of each individual company, prior to an investment being made in an equity security of a company for the first time. NIM's ESG review is designed to identify potential ESG-related risks and opportunities and incorporates qualitative and quantitative information and data from internal and external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis.

Sustainable Investment Process. Following the fundamental research and analysis, NIM then employs a sustainable investment process that incorporate elements of negative screening alongside other general and security level (i.e., in terms of a company's activities) ESG-related analysis, using similar data sources as those in the ESG review. Ultimately, in keeping with the investment strategy of the fund, the sustainable investment process seeks to:

- identify and avoid companies that participate in specific areas of activity that NIM deems to be materially harmful from an environmental or social perspective, or companies that NIM deems do not follow good governance practices. For example, NIM could deem companies that have large carbon footprints without an emissions reduction plan, companies with poor labor standards, or companies that are in direct conflict with the goals of the UN Global Compact ineligible for investment.

- identify and invest in companies that are proactively seeking to manage environmental and/or social factors to generate sustainable returns. This may also include those companies that are contributing to the development of solutions that seek to address environmental and/or social issues, examples of which could include more efficient or reduced use of natural resources or accessibility to healthcare.

There may be situations where the fund will invest in a security of a company that has been identified by NIM as having involvement in potentially harmful activities from an environmental or social perspective. This may arise for certain companies whose activities or operations, typically due to a legacy business mix, have created poor environmental or social outcomes, but are now investing and positively adapting to future needs (for example, this may include energy companies that are preparing for a transition to a lower carbon world). Similarly, in some instances, the fund may invest in a security of a company where NIM determines prevailing ESG information and data provided by external ESG rating providers have not fully captured positive environmental or social-related initiatives of the company.

Ongoing Monitoring. NIM monitors companies held in the fund's portfolio for emerging negative environmental, social or governance issues. This is done through a combination of ongoing qualitative and quantitative research. This research may be supported by engagement with a company's management, including discussion of material ESG issues where relevant. NIM may engage with selected companies to understand better a company's approach to managing emerging ESG issues. NIM may also specifically engage with companies identified as transitioning away from environmentally or socially harmful activities, to help determine the progress being made in achieving their objectives, supporting the changes being made or encouraging further enhancements. NIM also makes use of a variety of third-party data and research providers that allow it to monitor changes in the ESG characteristics of a company. NIM typically exercises voting rights at shareholder meetings of companies held in the fund's portfolio. This activity is undertaken in-house to ensure that the opinions expressed through NIM's voting record are in line with NIM's investment and engagement priorities.

If the fund invests in a company that is subsequently considered to be out of line with NIM's sustainable investment process, NIM will sell the security in a prudent manner, within a predetermined timeframe. Because the fund's disposal of such security may not be immediate, the fund could be invested in investments that are out of line with NIM's sustainable investment process for a period of time. In addition, NIM typically will consider selling a security held by the fund as a result of one or more of the following:

• price movement and market activity have created an excessive valuation;

• the valuation of the company has become expensive relative to its peers;

• there has been a significant change in the prospects of the company;

• there has been a change in NIM's view of global investment themes (as described above); or

• profit-taking.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYIA), considers a company to be engaged in "sustainable business practices" if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption). The fund considers U.S. companies to include U.S. traded companies or companies domiciled, or having their principal activities, in the United States.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues.